Business combination (Narrative) (Details) - 12 months ended Dec. 31, 2017 $ / shares in Units, $ in Millions	CAD ($) $ / shares shares	USD ($) shares	USD ($)
Statement [Line Items]
Acquisition of assets	$ 1,093,718,000
Portion of consideration paid (received) consisting of cash and cash equivalents	630,100,000	$ 504.8
Purchase price, acquisition of assets	625,000,000	500.6
Portion of working capital, acquisition of assets	$ 5,100,000	$ 4.2
Number of shares issued	30,906,594		30,906,594
Silver stream	62.50%	62.50%
Private placements	$ 261,250,000
Revolving credit facility	147,300,000		$ 118.0
Cash disbursement for foreign exchange forward contract	275,000,000
Foreign exchange forward contract	204,000,000
Payment from cash and cash equivalents for settlement	228,900,000		$ 182.8
Business combination transaction costs	8,900,000
Decrease in consideration paid	1,000,000
Decrease in final fair values of royalty, stream and other interests	1,000,000
Loss on settlement of derivative financial instruments	18,200,000
Income taxes on loss on settlement of derivative financial instruments	2,800,000
Revenue of acquiree	139,509,000
Net earnings of acquiree	232,000
Approximations [Member]
Statement [Line Items]
Acquisition of assets	$ 1,100,000,000
Private Placement [Member]
Statement [Line Items]
Shares issued for private placement | shares	18,887,363	18,887,363
Exercise price, common shares, private placement | $ / shares	$ 14.56
Capital commitment, percentage	7.00%	7.00%
Additional fees	$ 376,000
Taxes on additional fees	$ 275,000
Private Placement [Member] | Capital Commitments representing 2% [Member]
Statement [Line Items]
Capital commitment, percentage	2.00%	2.00%
Capital commitment, shares to be issued | shares	385,457	385,457
Private Placement [Member] | Capital Commitments representing 5% [Member]
Statement [Line Items]
Capital commitment, percentage	5.00%	5.00%
Capital commitments	$ 13,800,000
Fonds [Member] | Private Placement [Member]
Statement [Line Items]
Share subscriptions	75,000,000
CDP Investissements Inc. [Member] | Private Placement [Member]
Statement [Line Items]
Share subscriptions	$ 200,000,000
Renard diamond mine [Member]
Statement [Line Items]
Diamond stream	9.60%	9.60%
Brucejack gold and silver mine [Member]
Statement [Line Items]
Gold and silver stream	4.00%	4.00%
Mantos Blancos copper mine [Member]
Statement [Line Items]
Silver stream	100.00%	100.00%